Form N-1A Supplement	Dec. 19, 2025
Invesco India ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

INVESCO INDIA EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED DECEMBER 19, 2025 TO THE

PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION

DATED February 28, 2025 OF:

Invesco India ETF (PIN)
(the “Fund”)

Important Notice Regarding Changes in the Ticker Symbol, Underlying Index,
Index Provider, Investment Objective and Principal Investment Strategies of the Fund

At a meeting held on December 17, 2025, the Board of Trustees of the Invesco India Exchange-Traded Fund Trust approved changes to the underlying index, investment objective and principal investment strategies of the Fund. These changes will be effective on or about February 23, 2026 (the “Effective Date”).

Therefore, on the Effective Date, the following changes will occur:

1.) Ticker Symbol Change. The Fund’s ticker symbol will change to IMVP.

2.) Underlying Index and Index Provider Change. Bloomberg Index Services Limited (the “Index Provider”) will become the index provider of a new underlying index (the “New Underlying Index”) for the Fund. The New Underlying Index will replace the Fund’s Current Underlying Index, as set forth in the table below.

Current Underlying Index	New Underlying Index
FTSE India Quality and Yield Select Index	Bloomberg India MVP Index